Transactions with Related Parties - The Managers (Details) $ in Thousands		12 Months Ended	36 Months Ended
	May 29, 2018 USD ($) extension	Dec. 31, 2025 EUR (€) manager	May 28, 2024 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Management agreement term	3 years
Management agreement, number of extensions | extension	2
Management agreement, extension terms	3 years
Ship management fee, per day, per vessel | €		€ 950	€ 875
Flat ship management fee | €		€ 5,000,000	€ 3,500,000
Managers party to management agreement | manager		1
Supervision fee	$ 550
Percentage of supervision fees payable upon signing	50.00%
Percentage of supervision fees payable upon successful completion	50.00%
Sales fee (in percent)	1.00%
Related party
Related Party Transaction [Line Items]
Accounts receivable				$ 2,320	$ 829
Trade accounts payable				$ 27	$ 33